Note 8 - Investment in Associate (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of effect of change of investment entity status on financial statements [text block]
Balance at November 30, 2023	$6,297
Addition pursuant to Option Agreement - January 18, 2024	2,260
Share of loss in NevGold	(1,767)
Share of OCI in NevGold	131
Gain on dilution of ownership interest in NevGold	309
Balance at November 30, 2024	$7,230
Share of loss in NevGold	(1,090)
Share of OCI in NevGold	(52)
Disposition of NevGold shares	(1,053)
Gain on dilution of ownership interest in NevGold	744
Derecognition of investment in associate	(5,779)
Balance at November 30, 2025	$-

Disclosure of remeasurement of investment [text block]
Amount
($)
Gain on loss of significant influence over NevGold	203
Foreign currency adjustment reclassified to net loss	134
Gain on remeasurement of investment in NevGold	337